Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Defined Benefit Obligation for Post-Employment and Other Non-Current Employee Benefits (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Foreign exchange rate valuation (gain)	$ (78)	$ 9	$ (3)
Pension and Retirement Plans | Present Value of Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	4,515	4,311	3,912
Current Service Cost	246	244	229
Effect on curtailment	(86)	0	0
Interest expense	317	291	269
Actuarial gains or losses	(355)	5	257
Foreign exchange rate valuation (gain)	(134)	18	28
Benefits paid	(355)	(364)	(455)
Past service cost	47	10	71
Acquisitions	4	0	0
Balance at end of year	4,199	4,515	4,311
Seniority premiums | Present Value of Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	978	865	630
Current Service Cost	94	84	68
Effect on curtailment	(9)	0	0
Interest expense	76	62	53
Actuarial gains or losses	(97)	74	187
Benefits paid	(128)	(107)	(73)
Past service cost	6	0	0
Acquisitions	6	0	0
Balance at end of year	$ 926	$ 978	$ 865